Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.12980%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,801,792.06

Principal:
Principal Collections	$14,729,621.96
Prepayments in Full	$7,807,438.21
Liquidation Proceeds	$315,220.20
Recoveries	$131,940.83
Sub Total	$22,984,221.20
Collections	$24,786,013.26

Purchase Amounts:
Purchase Amounts Related to Principal	$208,337.84
Purchase Amounts Related to Interest	$1,366.03
Sub Total	$209,703.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,995,717.13

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,995,717.13
Servicing Fee	$321,881.17	$321,881.17	$0.00	$0.00	$24,673,835.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,673,835.96
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,673,835.96
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,673,835.96
Interest - Class A-3 Notes	$773,647.07	$773,647.07	$0.00	$0.00	$23,900,188.89
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$23,600,805.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,600,805.56
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$23,381,509.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,381,509.89
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$23,231,098.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,231,098.97
Regular Principal Payment	$21,539,820.21	$21,539,820.21	$0.00	$0.00	$1,691,278.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,691,278.76
Residual Released to Depositor	$0.00	$1,691,278.76	$0.00	$0.00	$0.00
Total		$24,995,717.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,539,820.21
Total					$21,539,820.21

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,539,820.21	$44.97	$773,647.07	$1.62	$22,313,467.28	$46.59
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$21,539,820.21	$13.64	$1,442,736.99	$0.91	$22,982,557.20	$14.55

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$177,509,844.89	0.3705842	$155,970,024.68	0.3256159
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$327,449,844.89	0.2073859	$305,910,024.68	0.1937439

Pool Information
Weighted Average APR	5.711%	5.754%
Weighted Average Remaining Term	32.07	31.39
Number of Receivables Outstanding	19,472	18,356
Pool Balance	$386,257,408.22	$362,721,797.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$360,875,268.95	$338,982,414.58
Pool Factor	0.2246491	0.2109607

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$23,739,382.66
Targeted Overcollateralization Amount	$56,811,772.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,811,772.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$474,992.77
(Recoveries)		103	$131,940.83
Net Loss for Current Collection Period			$343,051.94
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0658%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9836%
Second Prior Collection Period			0.9296%
Prior Collection Period			0.2791%
Current Collection Period			1.0993%
Four Month Average (Current and Prior Three Collection Periods)			0.8229%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,778	$17,520,173.69
(Cumulative Recoveries)			$3,002,448.90
Cumulative Net Loss for All Collection Periods			$14,517,724.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8444%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,306.76
Average Net Loss for Receivables that have experienced a Realized Loss			$5,225.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.01%	234	$7,290,212.44
61-90 Days Delinquent	0.34%	38	$1,241,340.25
91-120 Days Delinquent	0.09%	9	$324,334.91
Over 120 Days Delinquent	0.28%	30	$999,618.48
Total Delinquent Receivables	2.72%	311	$9,855,506.08

Repossession Inventory:
Repossessed in the Current Collection Period		13	$449,101.89
Total Repossessed Inventory		24	$841,730.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3395%
Prior Collection Period			0.4006%
Current Collection Period			0.4195%
Three Month Average			0.3865%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7072%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	35

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	58	$1,687,496.28
2 Months Extended	85	$2,353,305.45
3+ Months Extended	29	$804,984.11

Total Receivables Extended	172	$4,845,785.84
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer